Operations	12 Months Ended
Dec. 31, 2022
Operations [Abstract]
Operations	Operations
XP Inc. (the “Company”) is a Cayman Island exempted company with limited liability, incorporated on August 29, 2019. The registered office of the Company is Ugland House, 121 South Church Street in George Town, Grand Cayman. The Company’s principal executive office is located in the city of São Paulo, Brazil.
XP Inc. is currently the entity which is registered with the U.S. Securities and Exchange Commission (“SEC”). The common shares are trading on the Nasdaq Global Select Market (“NASDAQ-GS”) under the symbol “XP”.

XP Inc. is a holding company controlled by XP Control LLC, which holds 66.8% of voting rights and is controlled by a group of individuals.
XP Inc. and its subsidiaries (collectively, “Group” or “XP Group”) is a leading, technology-driven financial services platform and a trusted provider of low-fee financial products and services in Brazil. XP Group are principally engaged in providing its customers, represented by individuals and legal entities in Brazil and abroad, various financial products, services, digital content and financial advisory services, mainly acting as broker-dealer, including securities brokerage, retirement plans, commercial and investment banking products such as loan operations, transactions in the foreign exchange markets and deposits, through our brands that reach clients directly and through network of Independent Financial Advisers (“IFAs”).
These consolidated financial statements were approved by the Board of Director’s meeting on April 20, 2023 and updated by subsequent events through April 26, 2023 as approved by the executive management.
1.1 Spin-off of Itaú’s investment in XP Inc.
In January 2021, XP Inc. reached an agreement with Itaúsa S.A. in connection with Itaú’s spin-off of its investment in XP Inc., and entered into two agreements regarding the corporate reorganization announced by Itaú Unibanco Holding S.A. on December 31, 2020 (Itaú Agreements).The U.S. Federal Reserve Board’s (FED) and the Brazilian Central Bank (BACEN) approved the legal and accounting segregation of the Itaú’s investments in XP Inc. to XPart on May 31, 2021 and July 26, 2021 respectively.
On June 22, 2021, XP Inc. filed a registration statement on Form F-4 with the U.S. Securities and Exchange Commission, or the “SEC” as part of the Itaú spin-off of its investment in XP Inc. The prospectus relates to the Class A common shares, or “XP Shares,” of XP Inc., including Class A common shares in the form of Brazilian Depositary Receipts of XP (each representing one XP Share), or the “XP BDRs.”
On October 1, 2021, the corporate reorganization was completed and XPart ceased to exist. On October 4, 2021, XP Inc. started trading its BDR (“Brazilian Depositary Receipts”) under symbol XPBR31, on Brazilian stock exchange B3 (Brasil, Bolsa, Balcão). The impact of this transaction is presented in Note 25 (b) and (c).
1.2 Ukraine conflicts
In February 2022 the invasion of Ukraine by Russia generated international sanctions taken by the United States and North Atlantic Treaty Organization (“NATO”) that had an impact on regional and global economies. Such events could have an adverse effect on Group’s business and financial performance, through increased worldwide inflation, increased costs of compliance, higher volatility in foreign currency exchange rates and increases in expected credit losses from our clients that sell goods to Russia counterparties. As of December 31, 2022, the business undertaken by the Group has not been materially impacted as a result of the abovementioned situation. The Group will continue monitoring the situation to determine whether material impacts to the operations might arise if the situation escalates.
1.3 Share buy-back program
In May 2022, the Board of Directors approved a share buy-back program. Under the program, XP may repurchase up to the amount in dollars equivalent to R$1.0 billion of its outstanding Class A common shares over a period beginning on May 12, 2022, continuing until the earlier of the completion of the repurchase or May 12, 2023, depending upon market conditions.
As of November 04, 2022, the Board of Directors approved an amendment to the share buy-back program. Under the amended program, XP Inc may repurchase up to the amount in dollars equivalent to R$2.0 billion of its outstanding Class A common shares (therefore, an increase of the maximum amount of R$1.0 billion compared to the original program). The program period has not been amended, continuing until the earlier of the completion of the repurchase or May 12, 2023, depending upon market conditions.
As of December 31, 2022, the Company purchased 11,920,051 shares (equivalent to R$1,140 million or US$218 million), which were acquired at an average price of US$18.31 per share, with prices ranging from US$14.09 to US$24.85.
As of December 31, 2022, the shares repurchased under the repurchase program corresponded to approximately 2.13% of the entity's capital stock.
1.4 Share purchase agreement with Itaú

On June 8, 2022, XP signed a share purchase agreement with Itaú Unibanco. Under this agreement, XP purchased 1,056,308 outstanding Class B common shares from Itaú Unibanco, equivalent to approximately US$24 million (R$117 million), or US$22.65 per share (R$110.87 per share) – the same price for which Itaú Unibanco sold 6,783,939 Class A shares on June 7, 2022 to third parties.

On November 10, 2022 XP signed a share purchase agreement with Itaúsa S.A. Under this agreement, XP purchased 5,500,000 outstanding Class A common shares from Itaúsa S.A., equivalent to approximately U$105 million (R$562 million), or U$19.10 per share (R$102.14 per share). XP utilized its existing cash to fund this share repurchase and the shares are held in treasury.

Those transactions are not part of the share buy-back program (Note 1.3) announced by XP on May 11, 2022.